Employee Stock Options - Schedule of Assumption for Stock Option Valuation (Detail) - Employee Stock Option - Two Thousand Fourteen Plan [Member]	12 Months Ended
Dec. 31, 2015 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk free rate, minimum	1.06%
Risk free rate, maximum	1.70%
Dividend yield	0.00%
Expected volatility, minimum	46.31%
Expected volatility, maximum	54.97%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair market value of one share of common stock	$ 10,374.00
Aggregate exercise price of 2,100 options	$ 7,350.00
Expected term, maximum	2 years 8 months 27 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair market value of one share of common stock	$ 11,088.00
Aggregate exercise price of 2,100 options	$ 12,411.00
Expected term, maximum	6 years 22 days